Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	360 Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001319067
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2024
Prospectus Date	rr_ProspectusDate	Jun. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated May 31, 2024

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated June 28, 2023

__________________________________________

At a meeting held on January 31, 2024, the Board of Trustees (the “Board”) of 360 Funds (the “Trust”) discussed with Stringer Asset Management, LLC (the “Adviser”) a change of the Fund’s benchmark. The Board approved the Fund’s benchmark change from the MSCI AC World Net Total Return USD Index to a blend of 65% MSCI ACWI Net Total Return USD and 35% U.S. Bloomberg Aggregate Bond Index effective January 31, 2024.

Additionally, upon the recommendation of Stringer Asset Management, LLC (the “Adviser”), effective June 1, 2024, the Board has approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund.”

Finally, this supplement updates the Adviser’s new address.

Changes to the Prospectus

The following replaces the name of the Fund on the cover page of the Prospectus.

Stringer Tactical Adaptive Risk Fund (formerly Stringer Growth Fund)

The following replaces the investment objective on page 2 of the Prospectus.

Stringer Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Stringer Tactical Adaptive Risk Fund (the “Fund”) is long-term growth of capital.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of January 31, 2024, the Board approved a benchmark change to a blend of 65% MSCI ACWI Net Total Return USD Index and 35% Bloomberg Aggregate Bond Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following replaces the table on page 7 of the Prospectus.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	*As of January 31, 2024, the Board approved a benchmark change to a blend of 65% MSCI ACWI Net Total Return USD Index and 35% Bloomberg Aggregate Bond Index.
Stringer Growth Fund | MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Blend
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.49%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | MSCI AC World Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRGAX
1 Year	rr_AverageAnnualReturnYear01	(23.61%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRGCX
1 Year	rr_AverageAnnualReturnYear01	(19.72%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRGIX
1 Year	rr_AverageAnnualReturnYear01	(18.96%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Institutional Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.64%)
5 Years	rr_AverageAnnualReturnYear05	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.68%)
5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013